Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Operating Revenues
Schedule of revenues from contracts with customers

	At the flight time				At the sale				Total
Revenue recognition for the year ended December 31, 2022	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	US$	1,097,480	US$	563,696	US$	—	US$	—	US$	1,661,176
Other Passenger Revenues		695,602		365,243		11,403		6,003		1,078,251
		1,793,082		928,939		11,403		6,003		2,739,427
Non-Passenger Revenues
Other Non-Passenger revenues		92,088		889		—		—		92,977
Cargo		13,171		1,615		—		—		14,786
Total	US$	1,898,341	US$	931,443	US$	11,403	US$	6,003	US$	2,847,190

	At the flight time				At the sale				Total
Revenue recognition for the year ended December 31, 2021	Domestic		International		Domestic		International		Revenues
Passenger Revenues	US$	860,143	US$	405,837	US$	—	US$	—	US$	1,265,980
Fare Revenues		707,368		151,261		6,700		1,615		866,944
Other Passenger Revenues		1,567,511		557,098		6,700		1,615		2,132,924

Non-Passenger Revenues
Other Non-Passenger revenues		76,306		566		—		—		76,872
Cargo		11,410		472		—		—		11,882
Total	US$	1,655,227	US$	558,136	US$	6,700	US$	1,615	US$	2,221,678
Non-derivative financial instruments										(21,378)
									US$	2,200,300

	At the flight time				At the sale				Total
Revenue recognition for the year ended December 31, 2020	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	US$	411,107	US$	215,802	US$	—	US$	—	US$	626,909
Other Passenger Revenues		332,497		75,865		6,014		1,621		415,997
		743,604		291,667		6,014		1,621		1,042,906
Non-Passenger Revenues
Other Non-Passenger revenues		41,520		321		—		—		41,841
Cargo		9,387		260		—		—		9,647
Total	US$	794,511	US$	292,248	US$	6,014	US$	1,621	US$	1,094,394
Non-derivative financial instruments										(19,408)
									US$	1,074,986

Transactions from unearned transportation revenues

	2022		2021
January 1,	US$	303,982	US$	293,298
Deferred		2,781,914		2,154,865
Recognized in revenue during the year		(2,739,427)		(2,132,924)
Foreign currency translation effect		—		(11,257)
December 31,	US$	346,469	US$	303,982